Supplemental cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	¥ 88,302	¥ 92,646	¥ 56,091
Net cash flows from financing activities	(28,585)	(18,370)	32,391
Acquisitions through business combinations		796
Non-cash items:
Translation adjustment	(1,040)	12,097	4,533
Other	(8,036)	1,133	(369)
Total changes	(37,661)	(4,344)	36,555
Balance at ending of year	50,641	88,302	92,646
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	1,586,013	1,322,327	951,233
Net cash flows from financing activities	(41,787)	97,026	229,578
Acquisitions through business combinations	32,801	853	32,009
Non-cash items:
Conversion of convertible bonds			(26,563)
Obtaining assets by entering into lease contracts	115,087	101,039	127,322
Translation adjustment	(9,408)	76,168	22,684
Other	3,977	(11,400)	(13,936)
Total changes	100,670	263,686	371,094
Balance at ending of year	¥ 1,686,683	¥ 1,586,013	¥ 1,322,327